Financial Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
Transfer between Level 1 and 2, assets	$ 0
Concentration of credit risk	$ 0
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Percentage of increase or decrease on exchange rate of foreign currency	5.00%
Sensitivity rate used in reporting foreign currency risk	5.00%
Percentage of increase on exchange rate of foreign currency	5.00%
Percentage of decrease on exchange rate of foreign currency	5.00%
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis	1.00%	1.00%	1.00%
Decrease (increase) in pre-tax loss	$ 99,144	$ 96,795	$ 83,356
Level 3
Disclosure Of Financial Instruments [Line Items]
Historical volatility	42.33%